Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Bank performance guarantee	$ 33
Rental agreements expiry date	Apr. 30, 2023
Number of leased cars	30
Description of lease agreements	The rental agreements for the premises of the Company and its subsidiaries expire up to April 30, 2023. The Company also has several motor vehicle lease agreements for up to 48 months period. As of December 31, 2018, the Company maintains 30 leased cars.
Total lease expenses, net	$ 1,341	$ 1,248	$ 1,023
Bank guarantee expiration date	Apr. 30, 2019
Royalties rate, description	The Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F's grant, linked to the United States Consumer Price Index ("CPI") relating to such products.
Grants intended costs, description	The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Israeli Ministry of Trade [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Proceeds from grants received		668
Royalty expenses	$ 9
Grant approved over a period	5 years
Israel United States Bi National Industrial Research and Development Foundation [Member]
Commitments and Contingencies (Textual)
Proceeds from grants received	$ 340
Pay royalties up to an amount	849	468
Linkage to CPI	566
Net of royalties paid	$ 381
Israel Innovation Authority [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 48,452
Proceeds from grants received	44,833
Accumulated interest, grants	18,516
Net of royalties paid	14,897
Royalty expenses	$ 922	$ 1,303	$ 1,033